CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Name		Principal Converted	Accrued interest converted	No. of shares issued
Private Placement, 2021 Notes issued to Officers	(1)	$981,466	$5,398	7,591,261
Private Placement, 2021 Notes issued to consultants		120,380	662	930,864
		$1,101,846	$6,060	8,522,125

If the remainder of the 2021 Notes are converted prior to us paying off such note, it would lead to substantial dilution to our Shareholders as a result of the conversion discounted applicable to the 2021 Notes. There can be no assurance that there will be any funds available to pay of the 2021 Notes. If we fail to obtain such additional financing on a timely basis, the 2021 Holders may convert the 2021 Notes and sell the underlying shares, which may result in significant dilution to Shareholders due to the conversion discount, as well as a significant decrease in our stock price.

Convertible notes payable and interest payable consist of the following at March 31, 2023, and December 31, 2022:

	March 31, 2023	December 31, 2022
Principal balance (1), (2)	$2,165,000	$2,165,000
Interest Payable	149,377	134,581
Outstanding, net of debt discount and premium	$2,314,377	$2,299,581

(1)	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
(2)	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.

Name		Principal Converted	Accrued interest converted	No. of shares issued
Private Placement, 2021 Notes issued to Officers	(1)	$981,466	$5,398	7,591,261
Private Placement, 2021 Notes issued to consultants		120,380	662	930,864
		$1,101,846	$6,060	8,522,125

Name		Principal Converted	Accrued interest converted	No. of shares issued
Private Placement, 2022 Notes	(1)	$1,467,000	$53,371	6,081,484
		$1,467,000	$53,371	6,081,484

(1)	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).

SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Convertible notes payable and interest payable consist of the following at March 31, 2023, and December 31, 2022:

	March 31, 2023	December 31, 2022
Principal balance (1), (2)	$2,165,000	$2,165,000
Interest Payable	149,377	134,581
Outstanding, net of debt discount and premium	$2,314,377	$2,299,581

(1)	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
(2)	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.

Name		Principal Converted	Accrued interest converted	No. of shares issued
Private Placement, 2022 Notes	(1)	$1,467,000	$53,371	6,081,484
		$1,467,000	$53,371	6,081,484

(1)	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).

Convertible notes payable and interest payable consist of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Principal balance (1), (2)	$2,165,000	$2,165,000
Interest Payable	134,581	85,685
Unamortized debt discount	—	(42,819)
Outstanding, net of debt discount and premium	$2,299,581	$2,207,866

(1)	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
(2)	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.